Net defined benefits liability_Current service cost net interest income loss gain on the curtailment or settlement and remeasurements recognized (Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Postemployment benefit expense defined benefit plans [Abstract]
Current service cost	₩ 163,369,000,000	₩ 144,394,000,000	₩ 146,750,000,000
Net interest income (expense)	1,756,000,000	(1,682,000,000)	(3,972,000,000)
Loss on the curtailment or settlement	0	0	124,000,000
Cost recognized in net income	165,125,000,000	142,712,000,000	142,902,000,000
Remeasurements	48,641,000,000	115,637,000,000	(6,264,000,000)
Cost recognized in total comprehensive income	213,766,000,000	258,349,000,000	136,638,000,000
Retirement benefit service costs defined contribution plans	₩ 3,297,000,000	₩ 2,437,000,000	₩ 3,946,000,000